ABILITY TO CONTINUE AS A GOING CONCERN	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ABILITY TO CONTINUE AS A GOING CONCERN

NOTE 2.     ABILITY TO CONTINUE AS A GOING CONCERN

As shown in the accompanying financial statements, the Company has realized minimal revenue from its present operations. During the year ended December 31, 2021, the Company incurred a net loss of $218,463, primarily due to expenses related to the oil and gas properties, had cash flows used in operations of $85,911 and is expected to incur negative operating cash flows in the foreseeable future. The Company has an accumulated deficit of $23,692,529 at December 31, 2021. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis, which contemplates realization of assets and liquidation of liabilities in the ordinary course of business.

The Company's ability to continue as a going concern is dependent on its ability to develop its oil and gas properties and ultimately achieve profitable operations, and to generate sufficient cash flow from financing and operations to meet its obligations as they become payable. The Company expects that it will need approximately $115,000 to fund its operations during the next twelve months, which will include minimum annual property lease payments, expected exploration expenditures for permitting and drilling, as well as operating expenses. Management has plans to seek additional capital through a private placement of its common stock. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able obtain sufficient capital to continue operations in the next 12 months. Accordingly, no adjustment relating to the recoverability and classification of recorded asset amounts and the classification of liabilities has been made to the accompanying financial statements in anticipation of the Company not being able to continue as a going concern.